Businesses Held for Sale and Discontinued Operations (WMC) (Details) $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($) Lawsuits	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Financial Information For Businesses Held For Sale [Line Items]
Earnings (loss) from discontinued operations, net of taxes	$ (308)	$ (8,936)
WMC
Financial Information For Businesses Held For Sale [Line Items]
Adjustment For Pending Claims For Unmet Representations And Warranties	$ 42
Lawsuit Relating To Representations And Warranties Amount Of Mortgages			$ 9,954
Number Of Securitizations Related To Lawsuits Involving repurchase Claims On Loans In Which Adverse Parties Are Securitization Trustees	13
Revenues and other income (loss)	$ (39)	0
Earnings (loss) from discontinued operations, net of taxes	$ (32)	$ (6)
Number Of Lawsuits Involving Repurchase Claims On Loans | Lawsuits	14
WMC | Lower Limit
Financial Information For Businesses Held For Sale [Line Items]
Increase To Reserve For Claims For Unmet Representations And Warranties For Adverse Effect In Assumptions			$ 0
WMC | Upper Limit
Financial Information For Businesses Held For Sale [Line Items]
Increase To Reserve For Claims For Unmet Representations And Warranties For Adverse Effect In Assumptions	$ 500